EMPLOYEE BENEFITS - Schedule of movement in retirements and resignation payments and other obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability Asset Of Defined Benefit Plans [Roll Forward]
Opening balance	$ 167,427	$ 122,618	$ 93,488
Increase (decrease) current service provision	17,457	88,112	58,436
Benefits paid	(11,465)	(10,778)	(6,701)
Actuarial (gains) losses	17,216	(21,769)	(21,198)
Currency translation	(9,056)	(10,756)	(1,407)
Closing balance	$ 181,579	$ 167,427	$ 122,618